SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 IPO	Dec. 31, 2010 Additional public offering	Dec. 31, 2012 Common shares	Dec. 31, 2011 Common shares	Dec. 31, 2010 Common shares	Dec. 31, 2010 Common shares IPO	Dec. 31, 2010 Common shares Additional public offering	Dec. 31, 2010 Subscription receivable	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital IPO	Dec. 31, 2010 Additional paid-in capital Additional public offering	Dec. 31, 2012 Shares to be issued in connection with business acquisition	Dec. 31, 2010 Shares to be issued in connection with business acquisition	Dec. 31, 2011 (Accumulated deficit) Retained earnings	Dec. 31, 2010 (Accumulated deficit) Retained earnings	Dec. 31, 2009 (Accumulated deficit) Retained earnings	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2010 Parent Company IPO	Dec. 31, 2010 Parent Company Additional public offering	Dec. 31, 2012 Parent Company Common shares	Dec. 31, 2011 Parent Company Common shares	Dec. 31, 2010 Parent Company Common shares	Dec. 31, 2010 Parent Company Common shares IPO	Dec. 31, 2010 Parent Company Common shares Additional public offering	Dec. 31, 2010 Parent Company Subscription receivable	Dec. 31, 2012 Parent Company Additional paid-in capital	Dec. 31, 2011 Parent Company Additional paid-in capital	Dec. 31, 2010 Parent Company Additional paid-in capital	Dec. 31, 2010 Parent Company Additional paid-in capital IPO	Dec. 31, 2010 Parent Company Additional paid-in capital Additional public offering	Dec. 31, 2012 Parent Company Shares to be issued in connection with business acquisition	Dec. 31, 2010 Parent Company Shares to be issued in connection with business acquisition	Dec. 31, 2012 Parent Company (Accumulated deficit) Retained earnings	Dec. 31, 2011 Parent Company (Accumulated deficit) Retained earnings	Dec. 31, 2010 Parent Company (Accumulated deficit) Retained earnings	Dec. 31, 2012 Parent Company Accumulated other comprehensive income	Dec. 31, 2011 Parent Company Accumulated other comprehensive income	Dec. 31, 2010 Parent Company Accumulated other comprehensive income
Increase (Decrease) in Stockholders' Equity
Balance	$ 208,484	$ 174,952	$ (10,940)			$ 60	$ 58	$ 9			$ (1)	$ 186,408	$ 176,517	$ 6,711				$ 471	$ (964)	$ (15,990)	$ (26,716)	$ 16,327	$ 10,589	$ 6,139	$ 208,484	$ 174,952	$ (10,940)			$ 60	$ 58	$ 9			$ (1)	$ 186,408	$ 176,517	$ 6,711				$ 471	$ 5,689	$ (12,212)	$ (24,269)	$ 16,327	$ 10,589	$ 6,139
Balance (in shares)	42,720,067					42,720,067	41,536,412	6,285,551																	42,720,067					42,720,067	41,536,412	6,285,551
Conversion of preferred shares upon initial public offering			89,031					31						89,000													89,031					31						89,000
Conversion of preferred shares upon initial public offering (in shares)								22,130,399																								22,130,399
Issuance of common shares upon initial public offering or follow-on offering (net of issuance costs of $10824)				62,332	12,298				14	1					62,318	12,297												62,332	12,298				14	1					62,318	12,297
Issuance of common shares upon initial public offering or follow-on offering (in shares)									9,891,719	681,091																							9,891,719	681,091
Issuance of common shares in connection with business acquisition	326,778		600			60						326,718		1,071				(471)							326,778		600			60						326,718		1,071				(471)
Issuance of common shares in connection with business acquisition (in shares)						43,441,188		250,928																						43,441,188		250,928
Issuance of common shares for share-based compensation	14	2	3			3	2	3				11													14	2	3			3	2	3				11
Issuance of common shares for share-based compensation (in shares)	2,150,814	1,075,406				2,150,814	1,075,406	2,070,467																						2,150,814	1,075,406	2,070,467
Balance brought forward from VanceInfo as a result of the merger												(11,407)					619								(1,270)											(11,407)					619		9,518
Cash received from share subscription receivables			1								1																1								1
Repurchase of common shares (in shares)	(1)	(2)				(1)	(2)																							(1)	(2)
Stock option exercise	1,933	4,235	1,119									1,933	4,235	1,119											1,933	4,235	1,119									1,933	4,235	1,119
Stock option exercise (in shares)								15,213																								15,213
Share-based compensation	11,125	5,656	4,001									11,125	5,656	4,001											11,125	5,656	4,001									11,125	5,656	4,001
Acquisition of non-controlling interest	(12,938)											(12,040)													(12,040)											(12,040)
Vesting of nonvested shares award (in shares)							108,251	211,044																							108,251	211,044
Shares issuable in connection with business acquisition	918																918								918																918
Net income	2,590	17,901	12,057																						2,590	17,901	12,057																2,590	17,901	12,057
Foreign currency translation adjustments	2,460	5,738	4,450																			2,453	5,738	4,450	2,453	5,738	4,450																			2,453	5,738	4,450
Balance	$ 540,985	$ 208,484	$ 174,952				$ 60	$ 58					$ 186,408	$ 176,517					$ (964)	$ (15,990)	$ (26,716)		$ 16,327	$ 10,589	$ 540,985	$ 208,484	$ 174,952			$ 123	$ 60	$ 58				$ 502,748	$ 186,408	$ 176,517			$ 1,537		$ 17,797	$ 5,689	$ (12,212)	$ 18,780	$ 16,327	$ 10,589
Balance (in shares)	88,312,068	42,720,067				88,312,068	42,720,067	41,536,412																	88,312,068	42,720,067				88,312,068	42,720,067	41,536,412